Schedule of Cash and Cash Equivalents (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Cash	₪ 45,228	₪ 17,771
Short term deposits	1,238	60,547
Total cash and cash equivalents	₪ 46,466	₪ 78,318	₪ 101,139	₪ 232,589